Income Tax Expense (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Expense [Abstract]
Schedule of Income Tax Expenses
	Six months ended
	June 30,
	2026	2025
	US$’000	US$’000
	(unaudited)	(unaudited)
Singapore Corporate Income Tax	3,379	-
Other jurisdictions	736	684
Withholding tax on dividend income	1,012	860
Total income tax expenses	5,127	1,544